LOANS RECEIVABLE AND REVENUE - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 64,127	$ 36,890
Charge-offs	(472,364)	(332,171)
Recoveries	190,394	165,373
Net charge-offs	(281,970)	(166,798)
Provision for losses	293,327	193,681
Effect of foreign currency translation	(1,487)	354
Balance, end of period	$ 73,997	$ 64,127
Credit Concentration Risk
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Concentration risk, percentage	12.90%	15.50%
Consumer Portfolio Segment | Single-Pay
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 5,204	$ 4,962
Charge-offs	(164,342)	(177,656)
Recoveries	115,118	118,610
Net charge-offs	(49,224)	(59,046)
Provision for losses	48,575	59,294
Effect of foreign currency translation	(366)	(6)
Balance, end of period	$ 4,189	$ 5,204
Consumer Portfolio Segment | Single-Pay | Allowance for Losses on Finance Receivables | Credit Concentration Risk
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Concentration risk, percentage	5.20%	5.50%
Consumer Portfolio Segment | Unsecured Installment
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 39,025	$ 16,012
Charge-offs	(141,963)	(79,507)
Recoveries	20,175	15,224
Net charge-offs	(121,788)	(64,283)
Provision for losses	120,469	86,947
Effect of foreign currency translation	10	349
Balance, end of period	$ 37,716	$ 39,025
Consumer Portfolio Segment | Unsecured Installment | Allowance for Losses on Finance Receivables | Credit Concentration Risk
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Concentration risk, percentage	19.80%	21.50%
Consumer Portfolio Segment | Secured Installment
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 13,472	$ 10,737
Charge-offs	(46,996)	(30,005)
Recoveries	10,041	9,517
Net charge-offs	(36,955)	(20,488)
Provision for losses	35,674	23,223
Effect of foreign currency translation	0	0
Balance, end of period	$ 12,191	$ 13,472
Consumer Portfolio Segment | Secured Installment | Credit Concentration Risk
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Concentration risk, percentage	13.10%	15.10%
Consumer Portfolio Segment | Open-End
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 6,426	$ 5,179
Charge-offs	(113,150)	(39,752)
Recoveries	41,457	18,734
Net charge-offs	(71,693)	(21,018)
Provision for losses	86,299	22,254
Effect of foreign currency translation	(1,131)	11
Balance, end of period	$ 19,901	$ 6,426
Consumer Portfolio Segment | Open-End | Credit Concentration Risk
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Concentration risk, percentage	9.60%	13.40%
Consumer Portfolio Segment | Other
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of period	$ 0	$ 0
Charge-offs	(5,913)	(5,251)
Recoveries	3,603	3,288
Net charge-offs	(2,310)	(1,963)
Provision for losses	2,310	1,963
Effect of foreign currency translation	0	0
Balance, end of period	$ 0	$ 0